THE CUTLER TRUST

August 16, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       The Cutler Trust (the "Registrant")
File Nos. 333-182894
Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed  for  filing  on  behalf  of the  Registrant  named  above is Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14.

The filing relates to the proposed reorganization of The Elite Income Fund (the "Income Fund"), a series of The Elite Group, into the  Cutler Income Fund (the "Income Fund"), a series of the Registrant.  By virtue of the transaction, shareholders of the Elite Income Fund would become shareholders of the Cutler Income Fund and would hold shares of the Cutler Income Fund of a value equal to the net asset value of the shares of the Elite Income Fund held by them immediately prior to the transaction.

Please  contact  Tina  Bloom at  513/587-3418  if you  have any  questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary